Deferred Income Taxes - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
US tax rate decrease impact in P&L	€ (16)
US tax rate decrease impact in OCI	(8)
Unused tax losses for which no deferred tax asset recognized	1,393	€ 1,345
Related tax impact	356	€ 428
Variance of unrecognized deferred tax assets	72
Effect of US tax rate decrease on unrecognized deferred tax assets	93
Effect of foreign exchange differrence on unrecognized deferred tax assets	35
Increase of unrecognized deferred tax assets on deductible temporary differences and unused tax losses	€ (56)